11. Shareholders' Equity (June 2019 Note) (Details - Options) - Options [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Number of Options Outstanding, Beginning	800,833	100,000	100,000	0
Number of Options Granted	12,500	0	19,933,333	100,000
Number of Options Expired	0	0	0	0
Number of Options canceled	0	0	0	0
Number of Options Exercised	0	0	0	0
Number of Options Outstanding, Ending	513,333		800,833	100,000
Number of Options Exercisable, Ending	473,333		15,533,333
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 2.80	$ 0.10	$ 0.10
Weighted Average Exercise Price Granted	7.00		0.02	0.10
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Forfeited
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Outstanding, Ending	3.03		2.80	$ 0.10
Weighted Average Exercise Price Exercisable, Ending	$ 2.82		$ 0.07